Mortgage Servicing Rights - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Mortgage Loan Activity [Line Items]
Sale of 1-4 family mortgage loans to Federal National Mortgage Association (FNMA)	$ 27,894,000	$ 77,540,000	$ 87,932,000	$ 86,886,000	$ 74,780,000
Total servicing portfolio			327,400,000	329,200,000	332,600,000
Federal National Mortgage Association or (FNMA) [Member]
Mortgage Loan Activity [Line Items]
Sale of 1-4 family mortgage loans to Federal National Mortgage Association (FNMA)			$ 62,900,000	$ 82,900,000	$ 67,900,000